Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (14,966)	$ (7,618)	$ (11,564)	$ (9,712)
Adjustments for:
Depreciation	87	61	88	42
Non-cash stock-based compensation	1,015	693	1,125	264
Non-cash interest expense				1,372
Non-cash issuance of common stock and warrants connected to license agreement	2,780
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(781)	(39)	(732)	109
Accounts payable	148	169	1,835	(21)
Accrued expenses and other	(19)	392	1,037	569
Net cash used in operating activities	(11,736)	(6,342)	(8,211)	(7,377)
Cash flows from investing activities:
Purchase of marketable securities	(6,693)	(7,704)	(8,542)
Proceeds from sale of marketable securities	4,922
Purchases of property and equipment	(156)	(324)	(389)	(55)
Net cash used in investing activities	(1,927)	(8,028)	(8,931)	(55)
Cash flows from financing activities:
Proceeds from issuance of convertible notes and warrants				2,975
Payment of financing costs related to convertible notes				(506)
Proceeds from issuance of common stock	11,339	21,648	21,648
Payment of financing costs related to issuance of common stock	(2,128)	(1,754)	(1,754)	(18)
Proceeds from exercise of stock options	95
Proceeds from exercise of warrants	5,342	25	25	250
Cash provided by financing activities	14,648	19,919	19,919	2,701
Net increase (decrease) in cash and cash equivalents	985	5,549	2,777	(4,731)
Cash and cash equivalents, beginning of period	4,347	1,570	1,570	6,301
Cash and cash equivalents, end of period	5,332	7,119	4,347	1,570
Supplemental disclosures of noncash investing and financing activities:
Issuance of common stock upon conversion of convertible notes and accrued interest				7,444
Issuance of common stock warrants in connection with initial public offering	218
Escrow receivable from issuance of common stock				11,562
Financing costs related to the issuance of common stock included in accounts payable and accrued expenses	$ 19
Issuance of common stock warrants to brokers in connection with sale of common stock		$ 334	$ 334	382
Issuance of common stock warrants to brokers in connection with convertible note financings				$ 77